Income Taxes	4 Months Ended
Apr. 30, 2013
Notes To Financial Statements [Abstract]
13. Income Taxes

Note 13. Income Taxes

The components of income tax expense (benefit) are as follows:

For the
	Four Months	For the
	Ended	Year Ended
	April 30,	December 31,
	2013	2012	2011
Current:
Federal	$-	$-	$-
State	-	-	-
	-	-	-
Deferred:
Federal	-	-	-
State	-	-	-
	-	-	-
Total Income tax expense (benefit)	$-	$-	$-

Significant components of the Company's deferred income tax assets and liabilities are as follows:

	April 30,	December 31,
	2013	2012	2011
Deferred tax assets:
Net operating loss	$4,256,530	$3,649,651	$2,064,725
Allowance for doubtful accounts	23,948	261,946	17,637
Intangible assets	238,259	118,740	-
Deferred rent	11,809	7,883	9,473
Stock-based compensation	185,916	128,827	-
Contributions carryforward	93	93	-
Total deferred tax assets	4,716,555	4,167,140	2,091,835

Deferred tax liabilities:
Intangible assets	-	-	(148,345)
Property and equipment	(31,714)	(630)	(805)
Total deferred tax liabilities	(31,714)	(630)	(149,150)

Deferred tax assets, net	4,684,841	4,166,510	1,942,685

Valuation allowance:
Beginning of year	(4,166,510)	(1,942,685)	(1,152,977)
(Increase) during period	(518,331)	(2,223,825)	(789,708)
Ending balance	(4,684,841)	(4,166,510)	(1,942,685)

Net deferred tax asset	$-	$-	$-

Presentation in the financial statements:

	For the Four Months Ended	For the Year Ended
	April 30,	December 31,
	2013	2012	2011
Deferred taxes, current portion	$-	$-	$-
Deferred taxes, net of current portion	-	-	-
Net deferred tax assets	$-	$-	$-

A valuation allowance is established if it is more likely than not that all or a portion of the deferred tax asset will not be realized. The Company recorded a valuation allowance in 2013, 2012 and 2011 due to the uncertainty of realization. Management believes that based upon its projection of future taxable operating income for the foreseeable future, it is more likely than not that the Company will not be able to realize the tax benefit associated with deferred tax assets. The net change in the valuation allowance during the four months ended April 30, 2013 and the years ended December 31, 2012 and 2011 was an increase of $518,331, $2,223,825 and $789,708, respectively.

At April 30, 2013, the Company had $11,486,812 of net operating loss carryforwards which will expire from 2029 to 2033. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for unrecognized tax benefits. As of April 30, 2013, tax years 2004 and 2008 through 2012 remain open for IRS audit. The Company has received no notice of audit from the Internal Revenue Service for any of the open tax years.

A reconciliation of income tax computed at the U.S. statutory rate to the effective income tax rate is as follows:

	For the Four Months Ended	For the Year Ended
	April 30,	December 31,
	2013	2012	2011
Statutory U.S. federal income tax rate	34.0%	34.0%	34.0%
State income taxes, net of federal tax benefit	3.1	3.1	3.1
Other	(0.1)	(0.1)	(0.1)
Change in valuation allowance	(37.0)	(37.0)	(37.0)
Effective income tax rate	0.0%	0.0%	0.0%